Nature of Business	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Nature of Business [Text Block]

1.              Nature of Business

Naked Brand Group Inc. (the “Company”) is a manufacturer and seller of men’s undergarments and intimate apparel in the United States and Canada to consumers and retailers through its wholly owned subsidiary, Naked Inc. (“Naked”). Established in 2010, Naked was founded on one basic desire, to create a new standard for how products worn close to the skin fit, feel and function.

The Company currently operates out of New York, United States of America. In the future, Naked plans to expand into other women's intimate apparel, sleepwear and loungewear as well as other apparel and product categories that can exemplify the mission of the brand, such as activewear, swimwear, sportswear and more.

1.	Nature of Business

Naked Brand Group Inc. (the “Company”) is a manufacturer and seller of direct and wholesale men’s undergarments and intimate apparels in the United States and Canada to consumers and retailers through its wholly owned subsidiary, Naked Inc. (“Naked”). Established in 2010, Naked was founded on one basic desire, to create a new standard for how products worn close to the skin fit, feel and function.

The Company currently operates out of New York, New York, United States of America and Abbotsford, British Columbia, Canada. In the future, Naked plans to expand into other women's intimate apparel, sleepwear and loungewear as well as other apparel and product categories that can exemplify the mission of the brand, such as activewear, swimwear, sportswear and more.